Net Loss Per Share - Summary of Anti Dilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	54,183,098	49,702,244	52,306,248	29,883,266
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	226,196	226,196	226,196	77,672
Equity Unit Purchase Agreements [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	8,376,175	5,912,116	7,529,063	6,020,392
Series A-1 Redeemable Convertible Preferred Stock [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	4,000,000	4,000,000	4,000,000	4,000,000
Series A-2 Redeemable Convertible Preferred Stock [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	4,427,072	4,427,072	4,427,072	4,427,072
Series B Redeemable Convertible Preferred Stock [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	7,341,485	7,341,485	7,341,485	7,341,485
Series C Redeemable Convertible Preferred Stock [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	8,016,645	8,016,645	8,016,645	8,016,645
Series D Redeemable Convertible Preferred Stock [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	21,795,525	19,778,730	20,765,787